Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
November 30, 2024
IGS-NPRT1-0125
1.9891239.106
Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	122,749	124,445
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	255,878	258,370
TOTAL CANADA		382,815
UNITED STATES - 5.7%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	100,000	99,988
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	402,657
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	105,072	105,425
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	255,000	256,839
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	679,000	682,553
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	118,000	118,886
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	98,000	99,327
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	579,133	579,713
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	234,000	238,491
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	187,000	190,277
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	84,000	84,463
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,828
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	89,672	88,389
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	239,000	241,540
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	304,000	307,156
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	208,684	208,897
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	302,000	302,107
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	2,100,000	2,108,271
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	68,370	68,640
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	102,000	103,570
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	500,000	500,692
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	82,000	83,359
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	521,000	522,731
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	314,118	319,663
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	361,000	360,798
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	250,000	252,156
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	171,000	174,278
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	2,750,000	2,665,329
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	700,000	688,268
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	700,000	717,561
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	789,000	792,552
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,500,000	2,542,713
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	214,000	216,110
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	106,000	106,518
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	704,000	714,522
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,126,000	1,138,467
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	2,100,000	2,102,435
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	600,000	606,122
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	400,000	404,050
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	453,000	458,316
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	268,000	270,129
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	528,000	536,416
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (b)	1,061	1,062
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	57,453	57,699
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	293,733
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	995,253
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	729,004	739,044
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	260,000	262,253
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	249,406	249,470
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	643,379	643,125
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	504,818	492,869
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	258,000	261,208
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	232,000	231,720
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	49,813	49,939
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	147,000	148,892
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	786,333	699,746
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	247,000	247,910
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	76,052	76,189
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,800,000	1,722,797
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	202,974	203,090
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	1,900,000	1,919,093
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	229,000	231,466
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	116,000	114,913
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	967,913	985,671
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,316,000	1,329,814
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	402,000	402,960
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	248,979	261,368
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	256,000	256,091
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	130,000	130,843
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	20,255	20,263
TOTAL UNITED STATES		35,556,683
TOTAL ASSET-BACKED SECURITIES (Cost $35,634,416)		35,939,498

Collateralized Mortgage Obligations - 6.1%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(d)	9,251	9,201
UNITED STATES - 6.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	122,372	120,673
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,181,832	1,023,553
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	280,432	257,560
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	922,785	838,918
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	1,057,797	1,049,652
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	180,019	175,114
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	101,030	99,171
Fannie Mae Guaranteed REMICS Series 2013-44 Class DJ, 1.85% 5/25/2033	75,716	69,284
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	581,937	508,525
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	263,521	216,328
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	278,902	230,453
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	296,393	244,905
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	264,713	219,994
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	247,226	215,428
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	759,042	662,513
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	495,204	432,535
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,139,820	1,001,151
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	400,814	347,332
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	242,172	219,858
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	289,543	263,863
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	277,982	257,070
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	254,213	233,042
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	145,449	131,283
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	689,766	606,492
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,923,923	1,679,983
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	290,261	252,634
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	216,520	208,682
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	796,664	702,070
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	344,444	312,196
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	731,834	653,039
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	539,369	499,092
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	690,855	676,374
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	211,980	192,274
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	203,654	177,505
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	230,769	200,483
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	207,837	181,342
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	332,823	277,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	149,380	134,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,339,521	1,112,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	1,019,832	846,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	591,286	558,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	195,189	162,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	262,756	218,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	259,137	213,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	206,397	178,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,441,198	1,245,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	288,491	256,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,907,842	1,665,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	198,794	172,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	215,651	187,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	179,719	159,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	180,421	156,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	338,434	290,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	180,422	156,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	136,403	121,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	656,821	588,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	339,936	308,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,741,259	3,404,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	131,052	118,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	146,396	130,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	300,231	269,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	390,328	360,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	965,262	898,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	317,514	315,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	182,386	180,053
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	37,233	35,996
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	18,441	16,975
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	113,877	101,921
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (c)(d)	81,757	80,551
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	278,505	268,089
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	769,572	716,464
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	290,237	270,802
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	42,027	38,852
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	211,115	205,578
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	1,141,338	1,045,636
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	369,370	343,212
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	28,535	27,989
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	50,487	48,783
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	331,762	329,811
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	636,414	599,369
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	81,727	74,801
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(d)	112,434	102,579
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	745,498	728,312
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	266,076	258,173
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	95,167	91,870
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	593,249	568,688
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	188,296	178,430
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	37,638	37,377
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(d)	1,714,534	1,576,784
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	371,858	348,041
TOTAL UNITED STATES		37,944,280
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,349,597)		37,953,481

Commercial Mortgage Securities - 15.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.5%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	100,000	92,000
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	249,399	248,388
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	90,691	89,955
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	577,858
BANK Series 2017-BNK9 Class A4, 3.538% 11/15/2054	1,159,000	1,115,951
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	227,674	218,393
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	1,900,000	1,832,446
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	700,000	681,188
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	600,000	585,930
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	221,974	219,327
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	100,000	95,483
BANK Series 2020-BN25 Class XB, 0.5292% 1/15/2063 (d)(f)	2,000,000	39,783
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	900,000	844,021
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (d)(f)	2,999,620	138,661
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5066% 9/15/2056 (d)	246,000	261,278
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	249,831	245,092
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	220,726	217,631
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	218,314
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2064% 8/15/2052 (d)(f)	886,656	28,847
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (d)(f)	8,908,517	209,649
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5341% 3/15/2053 (d)(f)	2,085,745	87,086
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.9077% 7/15/2053 (d)(f)	1,426,685	76,625
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	922,691
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	531,000	518,107
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	233,000	233,146
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5031% 9/15/2054 (d)	500,000	513,069
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	313,000	313,391
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	1,680,000	1,688,400
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	54,000	54,304
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	56,047	55,521
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	475,000	472,779
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	69,580	69,450
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	379,924	380,162
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	182,718	182,490
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	279,627	280,589
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	154,918	155,015
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,214,907
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	641,336	643,340
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	1,345,312	1,349,096
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	100,000	99,970
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	42,291	42,237
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	87,674	87,509
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	239,646	239,870
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	776,263	777,227
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	547,241	548,951
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	199,408	199,345
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)	652,000	652,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	58,255	57,381
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	1,085,776	1,064,162
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	426,660
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	694,202	663,848
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	54,958	54,686
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	1,090,000	1,078,696
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	173,278	170,891
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1607% 8/10/2056 (d)(f)	4,215,849	148,454
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,000,000	990,461
COMM Mortgage Trust Series 2015-LC21 Class A4, 3.708% 7/10/2048	1,000,000	992,468
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	263,183	259,079
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	1,103,577	1,093,195
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	251,750	249,900
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	344,439	337,204
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	948,896	945,337
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)	661,230	657,511
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	1,454,000	1,463,677
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	834,425	830,862
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	822,870	819,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	1,833,859	1,820,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	42,384	41,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,151,194	1,128,521
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,289,622	2,236,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,700,000	1,647,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	300,000	290,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	387,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	695,243	673,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	871,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	483,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	485,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	677,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,300,000	2,242,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	2,900,000	2,829,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	491,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,568,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	294,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	394,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	300,000	292,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	600,000	590,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	900,000	867,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	200,000	183,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	829,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	483,802	441,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	823,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	300,000	284,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	400,000	353,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	400,000	344,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	3,800,000	3,489,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	400,000	396,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	1,660,000	1,654,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	100,000	103,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	200,000	198,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	2,600,000	2,679,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	2,800,000	2,896,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	300,000	302,008
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	595,782	571,283
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9996% 7/10/2046 (b)(d)	50,072	48,019
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	14,784	14,663
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	176,576
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(c)(d)	594,485	588,683
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,060,170
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,062
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	148,194	146,404
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	300,000	289,896
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	368,471
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	300,000	285,567
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	1,165,000	1,156,263
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	1,857,000	1,863,959
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	99,998	98,414
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	189,574	186,499
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	704,545	695,303
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	77,841	70,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	59,000	55,140
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (b)	670,000	596,307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 5.2058% 4/15/2037 (b)(c)(d)	976,280	952,173
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	400,000	381,406
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	75,875	74,738
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB, 2.729% 9/15/2049	250,737	247,494
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	680,395
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	297,173	284,209
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	340,000	326,354
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	583,284
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	489,641	466,531
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 12/15/2036 (b)(c)(d)	1,000,000	816,969
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (d)(f)	954,367	46,212
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,493,083	1,439,501
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	790,017	731,260
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	263,544	266,013
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	576,861	573,977
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 4/15/2036 (b)(c)(d)	1,900,000	1,887,044
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	212,000	211,603
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	1,722,353	1,721,080
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	216,251	215,575
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	765,142	748,823
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	1,612,278	1,596,655
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	1,600,000	33,392
Wells Fargo Coml Mtg Tr 2024-Grp Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.8999% 10/15/2041 (b)(c)(d)	1,100,000	1,099,552
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 6.145% 1/15/2059 (c)(d)	883,079	884,729
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (d)(f)	879,921	19,126
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9668% 12/15/2052 (d)(f)	5,498,965	193,340
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	845,000	829,659
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	638,000	637,757
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	400,000	400,675
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	900,000	901,546
TOTAL UNITED STATES		97,129,967
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,484,644)		97,129,967

U.S. Government Agency - Mortgage Securities - 132.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 132.3%
Fannie Mae 3.5% 12/1/2036	219,428	208,102
Fannie Mae 3.5% 5/1/2036	166,002	157,693
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,118,737	983,494
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,100,909	962,317
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	121,113	100,227
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,084,698	828,832
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	89,258	68,203
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	672,063	590,818
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	637,181	560,152
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	24,877	21,870
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	352,203	310,506
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,253	15,168
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	117,257	97,036
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,995,775	1,645,991
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	17,483	15,369
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	699,355	614,811
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	118,589	98,138
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	38,281	33,653
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	35,858	31,523
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	123,605	102,289
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	875,419	668,919
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	47,827	41,925
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	46,834	41,055
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,837	15,636
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	126,007	104,277
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	48,596	42,600
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	49,145	43,081
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	25,870	22,678
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	50,935	44,523
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	53,014	46,340
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	168,598	130,461
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	36,494	31,900
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	52,674	46,043
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	54,367	47,523
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,846,325	1,668,606
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,560,434	2,078,642
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	68,117	55,001
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	330,142	297,951
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	41,648	35,685
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,976	16,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	186,309	157,772
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	885,886	750,196
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	671,292	548,962
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,486,069	1,213,404
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,973,083	1,604,277
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	622,212	507,465
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,192,330	1,875,032
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	849,668	719,526
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	449,554	382,804
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	187,931	159,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	360,959	307,364
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	380,819	308,923
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,249,984	1,015,558
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,971,422	1,607,855
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	146,393	118,252
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,194,886	1,980,872
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	87,841	78,919
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	134,964	115,810
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	444,822	376,689
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	409,308	333,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	366,598	297,845
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	571,491	463,597
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	332,184	269,885
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,810,010	1,470,554
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	103,916	100,599
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,369	14,073
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	903,619	726,244
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	692,477	559,145
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	155,635	132,770
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,539	15,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	281,334	228,396
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	278,722	225,927
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	220,406	178,175
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	50,978	43,823
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,712,894	1,380,411
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	869,884	707,831
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,305,179	1,179,140
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	37,187	31,944
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	279,956	252,921
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,617,794	1,455,500
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	436,835	374,021
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	280,881	238,298
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	424,714	362,448
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	438,014	356,689
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	159,607	129,574
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	76,375	62,099
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,066	28,315
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	425,390	384,311
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	53,201	45,135
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	428,486	363,525
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	531,010	450,506
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	282,546	239,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	172,460	163,490
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	28,760	25,538
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	243,619	205,972
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,967,662	1,678,965
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	91,670	77,389
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	171,806	162,950
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	10,975	10,419
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	60,722	55,589
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,008,059	1,689,588
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	125,730	106,143
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	111,317	105,628
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	10,329	9,577
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	808,996	746,358
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	304,573	267,785
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	665,791	585,374
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	432,915	380,626
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,796	86,863
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	91,050	80,053
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,819	87,069
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,280,884	1,915,581
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,919,938	1,627,443
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	748,953	633,448
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	307,635	291,637
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,563,845	2,431,535
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,308,535	1,106,732
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	597,338	506,336
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	125,156	116,091
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	97,803	92,803
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	230,108	202,746
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	19,437	17,260
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	133,029	118,125
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	45,349	38,412
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	172,219	163,413
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	486,101	445,009
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	94,670	82,940
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,725,415	1,473,338
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	11,038	10,503
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	4,108,984	3,804,961
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	77,633	68,936
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	118,719	105,419
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	149,180	131,628
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	20,314	17,886
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	54,854	48,520
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	799,553	673,496
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	959,008	814,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,183,800	3,560,796
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	882,679	745,172
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,515,891	1,279,740
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	412,541	348,274
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	466,962	414,647
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,836,272	1,561,113
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	121,638	107,516
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	903,094	768,051
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	15,132	14,393
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	87,899	73,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,421,153	1,198,428
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,366,147	1,152,043
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,752,273	1,477,655
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	556,520	489,301
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	38,369	32,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	139,617	132,644
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	17,815	16,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	519,055	456,024
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	70,664	67,731
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	3,129,957	2,946,476
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	261,538	232,067
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,609,884	1,417,409
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,756,857	2,434,143
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	257,622	226,096
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	13,084	12,508
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	636,905	605,696
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	73,871	71,169
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,811,598	1,604,064
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	102,026	89,764
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,264,029	1,112,904
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	642,346	565,548
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	790,548	697,514
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	358,248	343,955
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	50,297	48,272
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	24,459	23,260
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	84,404	80,189
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	19,423	18,471
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	2,163,313	2,036,497
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,220,012	1,969,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	941,445	828,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,630,675	1,435,204
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,603,620	4,040,270
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	285,298	250,386
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	262,981	231,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	343,082	302,492
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	130,447	126,189
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	35,339	33,727
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	160,941	153,816
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	50,841	49,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	81,702	77,015
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	214,238	189,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	772,094	685,092
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	804,323	707,657
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	653,292	574,777
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,468,167	1,288,506
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	16,225	15,485
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	24,807	23,775
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	23,743	22,724
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	66,473	62,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,083,025	960,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	554,938	492,406
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	391,814	343,500
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	45,603	42,986
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	32,266	30,737
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	45,537	40,320
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,107,650	982,143
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	39,269	34,771
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	83,208	78,408
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	888,560	782,880
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	41,145	39,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	149,284	143,995
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	21,903	20,660
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	88,797	83,675
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	356,984	315,865
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,069,678	946,468
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	146,710	140,318
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	91,306	85,954
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	13,093	12,349
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	475,141	419,819
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,086,770	1,051,754
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,615	9,195
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,962	11,447
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	311,250	298,940
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	262,069	243,056
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,663,166	1,552,083
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	330,221	301,000
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	79,761	72,953
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,849,570	2,628,580
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	255,226	236,868
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	97,931	90,887
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	69,161	63,020
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	753,581	687,368
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	330,913	320,602
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,802	9,153
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,640,074	1,529,571
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	172,461	157,510
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	86,029	78,652
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	459,187	416,509
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	100,053	92,763
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	485,840	444,177
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	42,594	39,464
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (i)	4,913,718	4,506,162
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	29,346	27,245
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,906	6,383
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	71,592	66,331
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	40,730	37,762
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	898,360	814,865
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	16,820	15,805
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,511,973	1,396,134
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	18,888	18,335
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	59,140	57,409
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	342,089	317,873
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	445,238	408,344
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	73,842	71,679
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	8,157	7,564
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	44,030	40,863
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	158,768	147,348
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	360,094	340,831
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	44,117	42,129
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	299,607	288,217
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	223,601	213,316
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,777,941	1,681,716
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,581,255	2,472,159
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	84,761	80,057
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	656,476	621,972
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,551,757	3,365,080
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,182,039	1,116,588
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	39,201	37,459
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	46,068	43,993
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	83,781	81,562
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	598,190	591,549
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	616,359	603,495
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,207,711	1,162,032
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	39,038	38,223
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	104,839	102,094
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	408,667	405,118
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	893,697	883,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (h)	1,071,109	1,042,395
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	340,132	336,006
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	179,622	176,491
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	616,223	603,170
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	297,862	293,069
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,118,086	1,108,829
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	82,332	80,943
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	896,510	888,527
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	99,999	98,133
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	735,030	730,093
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	699,867	694,072
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	439,796	435,605
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	86,381	84,802
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	99,990	98,123
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,500,000	1,471,995
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,000,000	1,962,660
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	450,260	446,251
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,100,000	1,079,463
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	103,873	101,942
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	332,504	332,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	90,661	89,032
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	300,000	294,797
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	69,954	68,675
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	35,481	35,476
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,402	21,398
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	19,472	19,469
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	2,468,066	2,422,759
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	769,828	776,413
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,606,679	1,627,450
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,190,367	1,190,132
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,926,757	1,932,398
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	308,950	310,723
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,864,099	3,863,337
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	355,753	358,796
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	660,638	666,289
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	146,827	148,450
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,124,112	1,123,891
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	724,455	730,651
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	686,882	691,683
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	487,652	493,042
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	295,887	295,829
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	493,335	500,021
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	543,548	548,196
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	988,403	987,281
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	693,411	693,275
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,091,001	1,123,415
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,317,678	1,337,474
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,575,297	1,601,267
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	199,490	205,728
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,346,110	1,384,000
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	499,750	514,598
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,238,204	1,255,645
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	591,517	599,664
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,822,033	1,847,128
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	679,868	696,031
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	916,764	939,991
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,851,532	1,877,034
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,268,308	1,304,009
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,069,946	1,084,682
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,633,514	3,699,455
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,960,370	1,987,370
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	409,743	417,180
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,265,305	2,296,505
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	892,362	920,269
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	3,052,415	3,161,100
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	886,580	918,147
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	708,145	726,555
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	632,437	648,730
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	814,297	835,339
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	194,896	202,977
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	635,550	659,818
Freddie Mac Gold Pool 1.5% 1/1/2036	612,790	538,710
Freddie Mac Gold Pool 1.5% 1/1/2051	1,074,477	821,021
Freddie Mac Gold Pool 1.5% 11/1/2035	464,751	408,567
Freddie Mac Gold Pool 1.5% 11/1/2035	60,711	53,372
Freddie Mac Gold Pool 1.5% 11/1/2050	85,763	66,283
Freddie Mac Gold Pool 1.5% 12/1/2035	674,227	592,721
Freddie Mac Gold Pool 1.5% 12/1/2040	73,299	60,659
Freddie Mac Gold Pool 1.5% 12/1/2050	61,513	47,541
Freddie Mac Gold Pool 1.5% 12/1/2050	8,663	6,704
Freddie Mac Gold Pool 1.5% 2/1/2036	45,493	39,993
Freddie Mac Gold Pool 1.5% 2/1/2041	124,357	102,911
Freddie Mac Gold Pool 1.5% 2/1/2051	1,091,530	834,052
Freddie Mac Gold Pool 1.5% 3/1/2036	29,069	25,482
Freddie Mac Gold Pool 1.5% 3/1/2041	126,272	104,496
Freddie Mac Gold Pool 1.5% 3/1/2051	1,140,645	871,581
Freddie Mac Gold Pool 1.5% 3/1/2051	19,205	14,860
Freddie Mac Gold Pool 1.5% 3/1/2051	1,033,297	791,493
Freddie Mac Gold Pool 1.5% 4/1/2036	49,419	43,321
Freddie Mac Gold Pool 1.5% 4/1/2041	127,548	105,553
Freddie Mac Gold Pool 1.5% 4/1/2041	631,398	522,514
Freddie Mac Gold Pool 1.5% 4/1/2051	7,152,650	5,465,430
Freddie Mac Gold Pool 1.5% 4/1/2051	5,399,824	4,126,073
Freddie Mac Gold Pool 1.5% 5/1/2036	51,433	44,958
Freddie Mac Gold Pool 1.5% 6/1/2036	51,334	44,872
Freddie Mac Gold Pool 1.5% 6/1/2051	45,634	35,311
Freddie Mac Gold Pool 1.5% 7/1/2035	234,004	205,935
Freddie Mac Gold Pool 1.5% 7/1/2036	43,354	37,896
Freddie Mac Gold Pool 1.5% 8/1/2035	379,082	333,611
Freddie Mac Gold Pool 1.5% 8/1/2036	31,651	27,667
Freddie Mac Gold Pool 2% 10/1/2041	19,222	16,278
Freddie Mac Gold Pool 2% 10/1/2051	1,978,236	1,605,994
Freddie Mac Gold Pool 2% 10/1/2051	275,868	224,992
Freddie Mac Gold Pool 2% 10/1/2051	290,083	235,680
Freddie Mac Gold Pool 2% 10/1/2051	101,836	82,738
Freddie Mac Gold Pool 2% 11/1/2041	249,715	211,467
Freddie Mac Gold Pool 2% 11/1/2041	337,992	286,222
Freddie Mac Gold Pool 2% 11/1/2051	965,325	780,966
Freddie Mac Gold Pool 2% 11/1/2051	1,794,744	1,455,908
Freddie Mac Gold Pool 2% 11/1/2051	94,381	76,681
Freddie Mac Gold Pool 2% 11/1/2051	370,828	301,281
Freddie Mac Gold Pool 2% 11/1/2051	146,819	119,284
Freddie Mac Gold Pool 2% 11/1/2051	1,719,799	1,382,214
Freddie Mac Gold Pool 2% 11/1/2051	257,298	207,838
Freddie Mac Gold Pool 2% 12/1/2051	544,320	442,236
Freddie Mac Gold Pool 2% 12/1/2051	243,784	198,064
Freddie Mac Gold Pool 2% 12/1/2051	115,082	93,032
Freddie Mac Gold Pool 2% 12/1/2051	121,717	98,814
Freddie Mac Gold Pool 2% 12/1/2051	114,109	92,495
Freddie Mac Gold Pool 2% 12/1/2051	55,289	44,661
Freddie Mac Gold Pool 2% 2/1/2041	201,326	171,748
Freddie Mac Gold Pool 2% 2/1/2051	1,886,712	1,542,895
Freddie Mac Gold Pool 2% 2/1/2052	2,642,328	2,145,126
Freddie Mac Gold Pool 2% 2/1/2052	2,610,424	2,115,961
Freddie Mac Gold Pool 2% 2/1/2052	300,799	241,754
Freddie Mac Gold Pool 2% 3/1/2041	120,090	103,309
Freddie Mac Gold Pool 2% 3/1/2052	153,027	122,797
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 4/1/2052	677,118	549,494
Freddie Mac Gold Pool 2% 5/1/2041	183,315	155,752
Freddie Mac Gold Pool 2% 5/1/2051	6,286,742	5,135,210
Freddie Mac Gold Pool 2% 5/1/2051	160,111	130,284
Freddie Mac Gold Pool 2% 5/1/2051	85,068	68,822
Freddie Mac Gold Pool 2% 5/1/2051	198,829	160,856
Freddie Mac Gold Pool 2% 6/1/2036	1,495,973	1,345,900
Freddie Mac Gold Pool 2% 6/1/2041	311,955	265,051
Freddie Mac Gold Pool 2% 6/1/2050	1,437,531	1,171,974
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	1,592,711	1,363,689
Freddie Mac Gold Pool 2% 7/1/2051	95,165	77,377
Freddie Mac Gold Pool 2% 8/1/2036	2,000,031	1,806,266
Freddie Mac Gold Pool 2% 9/1/2051	509,810	416,110
Freddie Mac Gold Pool 2.5% 1/1/2042	649,635	569,951
Freddie Mac Gold Pool 2.5% 10/1/2040	602,971	535,418
Freddie Mac Gold Pool 2.5% 10/1/2041	320,729	281,990
Freddie Mac Gold Pool 2.5% 10/1/2050	1,255,587	1,071,366
Freddie Mac Gold Pool 2.5% 11/1/2031	145,183	137,692
Freddie Mac Gold Pool 2.5% 11/1/2041	135,837	119,685
Freddie Mac Gold Pool 2.5% 11/1/2041	99,877	88,063
Freddie Mac Gold Pool 2.5% 11/1/2041	1,674,021	1,476,011
Freddie Mac Gold Pool 2.5% 11/1/2050	2,357,064	2,004,604
Freddie Mac Gold Pool 2.5% 11/1/2051	122,304	102,716
Freddie Mac Gold Pool 2.5% 12/1/2032	110,753	104,554
Freddie Mac Gold Pool 2.5% 12/1/2051	998,324	844,361
Freddie Mac Gold Pool 2.5% 2/1/2042	313,461	277,951
Freddie Mac Gold Pool 2.5% 2/1/2051	1,777,881	1,514,806
Freddie Mac Gold Pool 2.5% 2/1/2051	681,905	576,528
Freddie Mac Gold Pool 2.5% 3/1/2033	20,537	19,377
Freddie Mac Gold Pool 2.5% 3/1/2051	655,573	553,445
Freddie Mac Gold Pool 2.5% 4/1/2042	88,260	77,710
Freddie Mac Gold Pool 2.5% 4/1/2047	458,457	388,040
Freddie Mac Gold Pool 2.5% 5/1/2035	488,235	452,110
Freddie Mac Gold Pool 2.5% 5/1/2041	232,690	205,312
Freddie Mac Gold Pool 2.5% 5/1/2041	680,254	604,043
Freddie Mac Gold Pool 2.5% 5/1/2051	1,550,097	1,317,821
Freddie Mac Gold Pool 2.5% 6/1/2031	9,833	9,370
Freddie Mac Gold Pool 2.5% 6/1/2041	104,542	92,241
Freddie Mac Gold Pool 2.5% 7/1/2036	239,022	221,711
Freddie Mac Gold Pool 2.5% 7/1/2043	55,208	48,599
Freddie Mac Gold Pool 2.5% 7/1/2050	490,212	416,908
Freddie Mac Gold Pool 2.5% 7/1/2050	230,595	196,762
Freddie Mac Gold Pool 2.5% 7/1/2051	1,141,132	967,998
Freddie Mac Gold Pool 2.5% 8/1/2032	6,749,078	6,383,318
Freddie Mac Gold Pool 2.5% 8/1/2041	83,726	73,823
Freddie Mac Gold Pool 2.5% 8/1/2041	479,691	421,752
Freddie Mac Gold Pool 2.5% 8/1/2050	5,566,570	4,741,138
Freddie Mac Gold Pool 2.5% 9/1/2041	183,801	162,807
Freddie Mac Gold Pool 3% 1/1/2033	29,225	27,901
Freddie Mac Gold Pool 3% 1/1/2052	201,088	176,481
Freddie Mac Gold Pool 3% 10/1/2051	757,272	666,970
Freddie Mac Gold Pool 3% 11/1/2032	448,355	428,363
Freddie Mac Gold Pool 3% 11/1/2047	54,285	48,168
Freddie Mac Gold Pool 3% 11/1/2047	72,048	63,929
Freddie Mac Gold Pool 3% 11/1/2048	25,399	22,537
Freddie Mac Gold Pool 3% 11/1/2049	1,064,856	945,197
Freddie Mac Gold Pool 3% 11/1/2050	67,379	59,281
Freddie Mac Gold Pool 3% 11/1/2051	96,560	84,744
Freddie Mac Gold Pool 3% 11/1/2051	241,976	212,365
Freddie Mac Gold Pool 3% 12/1/2030	37,762	36,352
Freddie Mac Gold Pool 3% 12/1/2032	34,773	33,398
Freddie Mac Gold Pool 3% 12/1/2050	566,194	498,147
Freddie Mac Gold Pool 3% 2/1/2033	18,139	17,311
Freddie Mac Gold Pool 3% 2/1/2033	36,475	35,155
Freddie Mac Gold Pool 3% 2/1/2048	592,909	526,098
Freddie Mac Gold Pool 3% 3/1/2033	35,590	33,965
Freddie Mac Gold Pool 3% 3/1/2048	29,969	26,583
Freddie Mac Gold Pool 3% 3/1/2052	461,861	404,765
Freddie Mac Gold Pool 3% 3/1/2052	102,083	89,495
Freddie Mac Gold Pool 3% 3/1/2052	479,365	421,753
Freddie Mac Gold Pool 3% 4/1/2033	31,972	30,682
Freddie Mac Gold Pool 3% 4/1/2034	18,912	18,072
Freddie Mac Gold Pool 3% 5/1/2033	8,523	8,144
Freddie Mac Gold Pool 3% 5/1/2035	791,187	751,181
Freddie Mac Gold Pool 3% 5/1/2051	223,914	196,864
Freddie Mac Gold Pool 3% 5/1/2052	942,293	825,806
Freddie Mac Gold Pool 3% 6/1/2050	384,208	340,674
Freddie Mac Gold Pool 3% 6/1/2052	334,004	292,818
Freddie Mac Gold Pool 3% 8/1/2049	52,794	46,598
Freddie Mac Gold Pool 3% 8/1/2050	1,936,132	1,716,752
Freddie Mac Gold Pool 3% 9/1/2034	287,026	272,961
Freddie Mac Gold Pool 3% 9/1/2047	28,611	25,405
Freddie Mac Gold Pool 3% 9/1/2051	100,396	88,111
Freddie Mac Gold Pool 3% 9/1/2051	208,605	183,143
Freddie Mac Gold Pool 3.5% 1/1/2045	12,778	11,943
Freddie Mac Gold Pool 3.5% 10/1/2034	637,836	606,668
Freddie Mac Gold Pool 3.5% 10/1/2047	7,589	7,043
Freddie Mac Gold Pool 3.5% 10/1/2051	12,740	11,549
Freddie Mac Gold Pool 3.5% 11/1/2033	21,205	20,569
Freddie Mac Gold Pool 3.5% 11/1/2042	172,566	160,981
Freddie Mac Gold Pool 3.5% 11/1/2047	52,885	49,065
Freddie Mac Gold Pool 3.5% 12/1/2047	13,378	12,407
Freddie Mac Gold Pool 3.5% 12/1/2052	35,578	32,249
Freddie Mac Gold Pool 3.5% 2/1/2034	65,035	62,831
Freddie Mac Gold Pool 3.5% 2/1/2043	176,849	165,231
Freddie Mac Gold Pool 3.5% 2/1/2052	55,139	50,068
Freddie Mac Gold Pool 3.5% 2/1/2052	150,342	137,450
Freddie Mac Gold Pool 3.5% 2/1/2052	94,679	86,508
Freddie Mac Gold Pool 3.5% 3/1/2046	835,300	775,680
Freddie Mac Gold Pool 3.5% 4/1/2052	1,799,305	1,650,066
Freddie Mac Gold Pool 3.5% 4/1/2052	23,735	21,595
Freddie Mac Gold Pool 3.5% 4/1/2052	1,821,321	1,650,905
Freddie Mac Gold Pool 3.5% 5/1/2052	1,467,233	1,340,493
Freddie Mac Gold Pool 3.5% 5/1/2052	792,870	725,125
Freddie Mac Gold Pool 3.5% 5/1/2052	1,014,582	920,284
Freddie Mac Gold Pool 3.5% 6/1/2046	5,672	5,242
Freddie Mac Gold Pool 3.5% 7/1/2042	429,268	401,014
Freddie Mac Gold Pool 3.5% 7/1/2042	195,715	182,976
Freddie Mac Gold Pool 3.5% 7/1/2047	131,437	121,983
Freddie Mac Gold Pool 3.5% 7/1/2052	53,750	48,721
Freddie Mac Gold Pool 3.5% 8/1/2042	9,856	9,219
Freddie Mac Gold Pool 3.5% 8/1/2047	23,509	21,818
Freddie Mac Gold Pool 3.5% 8/1/2047	199,813	185,441
Freddie Mac Gold Pool 3.5% 8/1/2047	15,694	14,565
Freddie Mac Gold Pool 3.5% 8/1/2051	1,220,937	1,112,897
Freddie Mac Gold Pool 3.5% 9/1/2042	254,422	237,621
Freddie Mac Gold Pool 3.5% 9/1/2042	567,611	529,902
Freddie Mac Gold Pool 3.5% 9/1/2047	6,616	6,140
Freddie Mac Gold Pool 3.5% 9/1/2047	6,181	5,736
Freddie Mac Gold Pool 4% 10/1/2048	219,913	208,629
Freddie Mac Gold Pool 4% 10/1/2052	661,740	627,166
Freddie Mac Gold Pool 4% 11/1/2048	43,222	41,018
Freddie Mac Gold Pool 4% 12/1/2047	1,069,366	1,017,128
Freddie Mac Gold Pool 4% 3/1/2049	644,928	611,233
Freddie Mac Gold Pool 4% 5/1/2038	255,391	247,381
Freddie Mac Gold Pool 4% 5/1/2045	11,387	10,977
Freddie Mac Gold Pool 4% 5/1/2048	103,344	98,203
Freddie Mac Gold Pool 4% 6/1/2047	104,247	99,094
Freddie Mac Gold Pool 4% 6/1/2048	421,421	400,062
Freddie Mac Gold Pool 4% 7/1/2048	19,089	18,246
Freddie Mac Gold Pool 4% 8/1/2048	189,987	180,358
Freddie Mac Gold Pool 4% 9/1/2042	148,129	142,616
Freddie Mac Gold Pool 4% 9/1/2048	44,598	42,351
Freddie Mac Gold Pool 4% 9/1/2048	259,174	246,119
Freddie Mac Gold Pool 4.5% 10/1/2039	24,184	23,945
Freddie Mac Gold Pool 4.5% 10/1/2042	96,066	94,391
Freddie Mac Gold Pool 4.5% 10/1/2048	283,171	277,793
Freddie Mac Gold Pool 4.5% 12/1/2042	62,922	61,727
Freddie Mac Gold Pool 4.5% 12/1/2048	34,332	33,562
Freddie Mac Gold Pool 4.5% 4/1/2048	20,600	20,080
Freddie Mac Gold Pool 4.5% 6/1/2047	20,683	20,309
Freddie Mac Gold Pool 4.5% 7/1/2041	1,593,090	1,574,149
Freddie Mac Gold Pool 4.5% 7/1/2047	15,525	15,245
Freddie Mac Gold Pool 4.5% 7/1/2047	35,278	34,652
Freddie Mac Gold Pool 4.5% 7/1/2049	1,778,797	1,738,894
Freddie Mac Gold Pool 5% 1/1/2053	98,732	97,050
Freddie Mac Gold Pool 5% 1/1/2053	589,484	581,840
Freddie Mac Gold Pool 5% 10/1/2052	932,566	924,845
Freddie Mac Gold Pool 5% 11/1/2052	262,240	259,905
Freddie Mac Gold Pool 5% 11/1/2052	444,355	441,370
Freddie Mac Gold Pool 5% 11/1/2054	3,599,968	3,532,757
Freddie Mac Gold Pool 5% 12/1/2052	1,027,518	1,018,369
Freddie Mac Gold Pool 5% 12/1/2052	549,945	545,048
Freddie Mac Gold Pool 5% 12/1/2052	501,216	496,440
Freddie Mac Gold Pool 5% 12/1/2052	173,212	171,561
Freddie Mac Gold Pool 5% 12/1/2054	100,000	98,133
Freddie Mac Gold Pool 5% 6/1/2052	565,007	561,918
Freddie Mac Gold Pool 5% 6/1/2053	244,178	243,912
Freddie Mac Gold Pool 5.5% 10/1/2053	48,913	48,872
Freddie Mac Gold Pool 5.5% 11/1/2054 (k)	7,450,546	7,442,093
Freddie Mac Gold Pool 5.5% 12/1/2054	2,550,000	2,547,903
Freddie Mac Gold Pool 5.5% 2/1/2054	121,896	121,872
Freddie Mac Gold Pool 5.5% 2/1/2054	295,930	295,594
Freddie Mac Gold Pool 5.5% 3/1/2053	2,771,142	2,808,699
Freddie Mac Gold Pool 5.5% 9/1/2054	5,779,721	5,773,163
Freddie Mac Gold Pool 6% 10/1/2054	902,017	928,816
Freddie Mac Gold Pool 6% 11/1/2053	269,167	274,051
Freddie Mac Gold Pool 6% 3/1/2053	498,692	512,106
Freddie Mac Gold Pool 6% 4/1/2054	2,896,079	2,974,883
Freddie Mac Gold Pool 6.5% 1/1/2054	1,312,801	1,363,237
Freddie Mac Gold Pool 6.5% 10/1/2053	376,966	390,300
Freddie Mac Gold Pool 6.5% 10/1/2053	362,757	376,608
Freddie Mac Gold Pool 6.5% 6/1/2054	289,292	302,802
Freddie Mac Gold Pool 6.5% 9/1/2053	175,316	181,518
Freddie Mac Gold Pool 6.5% 9/1/2053	182,932	190,375
Freddie Mac Gold Pool 6.5% 9/1/2054	334,317	350,060
Freddie Mac Non Gold Pool 3.5% 5/1/2049	184,862	170,396
Freddie Mac Non Gold Pool 5% 8/1/2053	368,640	362,939
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,269,700	1,281,750
Freddie Mac Non Gold Pool 6% 6/1/2053	509,127	522,026
Freddie Mac Non Gold Pool 6% 6/1/2053	432,025	442,295
Freddie Mac Non Gold Pool 6% 6/1/2053	507,754	518,714
Freddie Mac Non Gold Pool 6% 7/1/2053	390,961	400,256
Freddie Mac Non Gold Pool 6% 7/1/2053	441,160	452,337
Freddie Mac Non Gold Pool 6% 9/1/2053	549,724	559,701
Ginnie Mae I Pool 2.5% 1/20/2052	614,938	520,704
Ginnie Mae I Pool 2.5% 12/20/2051	645,308	545,613
Ginnie Mae I Pool 2.5% 12/20/2051	952,104	805,904
Ginnie Mae I Pool 2.5% 12/20/2051	493,340	417,740
Ginnie Mae I Pool 2.5% 8/20/2051	3,427,902	2,902,603
Ginnie Mae I Pool 2.5% 8/20/2051	544,878	461,379
Ginnie Mae I Pool 2.5% 8/20/2051	890,349	753,910
Ginnie Mae I Pool 2.5% 9/20/2051	1,545,998	1,309,086
Ginnie Mae I Pool 2.5% 9/20/2051	883,921	748,467
Ginnie Mae I Pool 3% 2/20/2050	213,722	189,242
Ginnie Mae I Pool 3.5% 12/20/2049	3,441	3,142
Ginnie Mae I Pool 3.5% 12/20/2049	988	901
Ginnie Mae I Pool 3.5% 12/20/2049	2,594	2,385
Ginnie Mae I Pool 3.5% 12/20/2049	7,905	7,249
Ginnie Mae I Pool 4% 10/20/2052	4,028,094	3,796,017
Ginnie Mae I Pool 4% 3/20/2047	10,725	10,194
Ginnie Mae I Pool 4% 4/20/2048	10,726	10,155
Ginnie Mae I Pool 4% 4/20/2048	11,721	11,097
Ginnie Mae I Pool 4% 5/20/2049	107,559	101,496
Ginnie Mae I Pool 4.5% 4/20/2053	1,316,197	1,271,560
Ginnie Mae I Pool 5% 4/20/2048	182,642	184,584
Ginnie Mae II Pool 2% 1/1/2055 (j)	13,275,000	10,924,911
Ginnie Mae II Pool 2% 1/20/2051	474,384	390,752
Ginnie Mae II Pool 2% 10/20/2050	5,075,435	4,178,273
Ginnie Mae II Pool 2% 11/20/2050	2,300,490	1,893,843
Ginnie Mae II Pool 2% 12/1/2054 (j)	22,400,000	18,417,000
Ginnie Mae II Pool 2% 12/20/2050	4,775,865	3,930,911
Ginnie Mae II Pool 2% 12/20/2051	1,872,257	1,540,429
Ginnie Mae II Pool 2% 2/20/2051	486,315	400,275
Ginnie Mae II Pool 2% 2/20/2052	15,374,955	12,642,779
Ginnie Mae II Pool 2% 4/20/2051	162,788	133,886
Ginnie Mae II Pool 2.5% 1/20/2052	4,665,608	3,990,005
Ginnie Mae II Pool 2.5% 11/20/2051	262,353	224,445
Ginnie Mae II Pool 2.5% 12/1/2054 (j)	3,500,000	2,992,500
Ginnie Mae II Pool 2.5% 12/20/2053	625,417	535,294
Ginnie Mae II Pool 2.5% 2/20/2052	3,040,787	2,600,466
Ginnie Mae II Pool 2.5% 4/20/2052	537,345	459,619
Ginnie Mae II Pool 2.5% 6/20/2051	1,846,408	1,579,905
Ginnie Mae II Pool 2.5% 7/20/2054	572,607	489,378
Ginnie Mae II Pool 2.5% 8/20/2047	13,677	11,833
Ginnie Mae II Pool 3% 1/1/2055 (j)	17,775,000	15,767,675
Ginnie Mae II Pool 3% 1/20/2032	235,895	227,144
Ginnie Mae II Pool 3% 10/20/2031	76,388	73,600
Ginnie Mae II Pool 3% 11/20/2031	82,417	79,384
Ginnie Mae II Pool 3% 12/1/2054 (j)	33,575,000	29,766,336
Ginnie Mae II Pool 3% 12/20/2031	125,071	120,469
Ginnie Mae II Pool 3% 2/20/2031	10,109	9,769
Ginnie Mae II Pool 3% 3/20/2031	20,863	20,154
Ginnie Mae II Pool 3% 4/20/2031	78,355	75,669
Ginnie Mae II Pool 3% 5/20/2031	162,684	157,054
Ginnie Mae II Pool 3% 7/20/2031	2,951	2,847
Ginnie Mae II Pool 3% 8/20/2031	24,993	24,105
Ginnie Mae II Pool 3% 9/20/2031	9,986	9,628
Ginnie Mae II Pool 3.5% 1/1/2055 (j)	25,050,000	22,910,965
Ginnie Mae II Pool 3.5% 1/20/2044	4,456	4,148
Ginnie Mae II Pool 3.5% 10/20/2043	2,773	2,583
Ginnie Mae II Pool 3.5% 12/1/2054 (j)	25,050,000	22,899,222
Ginnie Mae II Pool 3.5% 12/20/2040	1,798	1,685
Ginnie Mae II Pool 3.5% 12/20/2041	2,096	1,962
Ginnie Mae II Pool 3.5% 12/20/2043	2,200	2,048
Ginnie Mae II Pool 3.5% 2/20/2043	2,718	2,536
Ginnie Mae II Pool 3.5% 3/20/2044	2,161	2,011
Ginnie Mae II Pool 3.5% 5/20/2043	237,743	220,759
Ginnie Mae II Pool 3.5% 6/20/2043	32,715	30,508
Ginnie Mae II Pool 3.5% 8/20/2043	2,648	2,468
Ginnie Mae II Pool 3.5% 9/20/2040	3,919	3,673
Ginnie Mae II Pool 3.5% 9/20/2043	2,812	2,620
Ginnie Mae II Pool 4% 1/20/2041	41,957	40,228
Ginnie Mae II Pool 4% 1/20/2046	9,127	8,684
Ginnie Mae II Pool 4% 10/20/2040	13,841	13,273
Ginnie Mae II Pool 4% 10/20/2045	2,137	2,037
Ginnie Mae II Pool 4% 11/20/2042	66,632	63,731
Ginnie Mae II Pool 4% 12/20/2045	11,925	11,346
Ginnie Mae II Pool 4% 4/20/2047	569,320	541,144
Ginnie Mae II Pool 4% 5/20/2046	20,842	19,830
Ginnie Mae II Pool 4% 6/20/2045	572,239	545,350
Ginnie Mae II Pool 4% 7/20/2044	31,251	29,822
Ginnie Mae II Pool 4% 8/20/2043	4,783	4,569
Ginnie Mae II Pool 4% 8/20/2044	89,626	85,529
Ginnie Mae II Pool 4% 8/20/2045	403,580	384,616
Ginnie Mae II Pool 4% 8/20/2048	330,891	313,998
Ginnie Mae II Pool 4% 9/20/2045	2,030	1,934
Ginnie Mae II Pool 4.5% 12/1/2054 (j)	3,800,000	3,667,000
Ginnie Mae II Pool 4.5% 7/20/2054	894,478	863,164
Ginnie Mae II Pool 5% 12/1/2054 (j)	9,375,000	9,243,164
Ginnie Mae II Pool 5% 6/20/2048	235,596	236,039
Ginnie Mae II Pool 5.5% 1/1/2055 (j)	9,700,000	9,705,683
Ginnie Mae II Pool 5.5% 12/1/2054 (j)	25,250,000	25,283,535
Ginnie Mae II Pool 6% 1/1/2055 (j)	30,925,000	31,224,586
Ginnie Mae II Pool 6% 12/1/2054 (j)	58,625,000	59,238,733
Ginnie Mae II Pool 6.5% 1/1/2055 (j)	2,950,000	2,998,053
Ginnie Mae II Pool 6.5% 12/1/2054 (j)	7,950,000	8,082,914
Uniform Mortgage Backed Securities 2% 1/1/2055 (j)	27,900,000	22,395,199
Uniform Mortgage Backed Securities 2% 12/1/2054 (j)	62,025,000	49,726,610
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (j)	2,100,000	1,758,094
Uniform Mortgage Backed Securities 3% 1/1/2055 (j)	400,000	348,812
Uniform Mortgage Backed Securities 3% 12/1/2054 (j)	8,050,000	7,014,191
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (j)	13,200,000	11,961,469
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (j)	11,150,000	10,709,227
Uniform Mortgage Backed Securities 5% 12/1/2039 (j)	3,575,000	3,582,541
Uniform Mortgage Backed Securities 6% 12/1/2054 (j)	31,925,000	32,309,096
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (j)	625,000	639,868
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (j)	12,625,000	12,926,816
TOTAL UNITED STATES		827,329,933
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $846,829,044)		827,329,933

U.S. Treasury Obligations - 1.5%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.59 to 4.63	4,820,000	4,588,037
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.57	4,550,000	4,634,602
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,248,084)			9,222,639

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $20,628,853)	4.64	20,624,728	20,628,853

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	9,800,000	311,046
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	2,700,000	98,250
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	2,600,000	96,643
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	3,200,000	114,350
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	2,700,000	100,439
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	3,600,000	136,490
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,000,000	112,054
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	6,400,000	72,099
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	900,000	31,994
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	3,400,000	138,369
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,200,000	293,505
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	132,597
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	2,700,000	144,979
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	111,809

TOTAL PUT SWAPTIONS			1,894,624
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	9,800,000	468,476
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	2,700,000	116,966
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	2,600,000	110,603
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	3,200,000	129,831
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	2,700,000	114,007
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	3,600,000	148,814
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,000,000	126,452
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	6,400,000	143,708
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	900,000	40,667
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	3,400,000	122,824
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,200,000	132,809
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	2,400,000	32,214
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	2,700,000	38,310
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	3,100,000	136,066

TOTAL CALL SWAPTIONS			1,861,747
TOTAL PURCHASED SWAPTIONS (Cost $4,137,089)			3,756,371

TOTAL INVESTMENT IN SECURITIES - 165.0% (Cost $1,052,311,727)	1,031,960,742
NET OTHER ASSETS (LIABILITIES) - (65.0)%	(406,564,497)
NET ASSETS - 100.0%	625,396,245

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(13,275,000)	(10,914,539)
Ginnie Mae II Pool 3% 12/1/2054	(27,975,000)	(24,801,586)
Ginnie Mae II Pool 3.5% 12/1/2054	(25,050,000)	(22,899,222)
Ginnie Mae II Pool 5.5% 12/1/2054	(20,950,000)	(20,977,824)
Ginnie Mae II Pool 6% 12/1/2054	(41,950,000)	(42,389,166)
Ginnie Mae II Pool 6.5% 12/1/2054	(5,900,000)	(5,998,641)
Uniform Mortgage Backed Securities 2% 12/1/2054	(38,325,000)	(30,725,873)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(3,650,000)	(3,055,734)
Uniform Mortgage Backed Securities 3% 12/1/2054	(4,400,000)	(3,833,844)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(13,000,000)	(11,780,235)
Uniform Mortgage Backed Securities 4% 12/1/2054	(1,275,000)	(1,192,922)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(4,850,000)	(4,658,274)
Uniform Mortgage Backed Securities 5% 12/1/2039	(3,575,000)	(3,582,541)
Uniform Mortgage Backed Securities 5% 12/1/2054	(5,800,000)	(5,690,797)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(14,500,000)	(14,479,610)
Uniform Mortgage Backed Securities 6% 12/1/2054	(13,800,000)	(13,966,031)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(1,525,000)	(1,561,457)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(222,508,296)

TOTAL TBA SALE COMMITMENTS (Proceeds $220,433,805)		(222,508,296)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	142	Mar 2025	15,788,625	157,778	157,778
CBOT 2-Year U.S. Treasury Note Contracts (United States)	281	Mar 2025	57,916,734	107,899	107,899

TOTAL PURCHASED					265,677

Sold

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	79	Mar 2025	8,500,523	(70,475)	(70,475)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Mar 2025	381,563	(14,689)	(14,689)

TOTAL SOLD					(85,164)

TOTAL FUTURES CONTRACTS					180,513
The notional amount of futures purchased as a percentage of Net Assets is 11.8%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	160,000	24,752	(41,571)	(16,819)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,376	(18,441)	(6,065)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	15,470	(19,175)	(3,705)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	30,939	(32,565)	(1,626)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	11,460	(13,911)	(2,451)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	11,460	(12,822)	(1,362)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	61,879	(62,226)	(347)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	160,000	24,752	(45,200)	(20,448)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	140,000	21,658	(39,077)	(17,419)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	170,000	26,299	(47,046)	(20,747)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	110,000	17,017	(28,721)	(11,704)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	100,000	11,460	(13,065)	(1,605)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	2,359	(8,578)	(6,219)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	2,559	(9,683)	(7,124)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	32,486	(52,485)	(19,999)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	49,503	(78,560)	(29,057)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,376	(18,696)	(6,320)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	17,017	(25,017)	(8,000)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,470	(16,649)	(1,179)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,460	(13,819)	(2,359)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	36	(58)	(22)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	635	(3,105)	(2,470)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	1,851	(10,841)	(8,990)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	80,000	12,376	(20,796)	(8,420)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	170,000	26,299	(50,627)	(24,328)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	160,000	24,752	(36,497)	(11,745)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	230,000	35,580	(50,725)	(15,145)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	240,000	37,127	(65,195)	(28,068)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	29,683	(30,373)	(690)

TOTAL BUY PROTECTION							581,091	(865,524)	(284,433)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(10,311)	10,472	161
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(5,186)	6,720	1,534
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(8,643)	12,473	3,830
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,000,000	(17,287)	26,592	9,305
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(3,702)	45,753	42,051
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(3,738)	47,514	43,776
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(1,583)	1,977	394
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(4,750)	8,127	3,377
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(13,829)	19,815	5,986
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,445)	9,934	3,489
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(17,287)	24,929	7,642
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(15,467)	24,013	8,546
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(5,156)	6,287	1,131
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,100,000	(70,875)	83,542	12,667
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,733)	7,606	(127)

TOTAL SELL PROTECTION							(191,992)	335,754	143,762
TOTAL CREDIT DEFAULT SWAPS							389,099	(529,770)	(140,671)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	16,941,000	287,044	0	287,044
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	5,117,000	115,126	0	115,126
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	27,508,000	646,205	0	646,205
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	728,000	20,424	0	20,424
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	13,496,000	536,627	0	536,627
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	1,402,000	(65,179)	0	(65,179)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	5,375,000	370,067	0	370,067
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	304,000	(25,763)	0	(25,763)
TOTAL INTEREST RATE SWAPS							1,884,551	0	1,884,551

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,347,723 or 11.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,596.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,949,931.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $272,816.

(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	14,224,682	97,299,361	90,895,190	257,917	-	-	20,628,853	0.0%
Total	14,224,682	97,299,361	90,895,190	257,917	-	-	20,628,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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